                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-21261
                                                      ---------

                                 Rydex ETF Trust
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Carl Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:   1-301-296-5100
                                                           -----------------

                    Date of fiscal year end: October 31, 2003
                                            -----------------

                   Date of reporting period: October 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

THE RYDEX ETF TRUST

RYDEX S&P EQUAL WEIGHT ETF
ANNUAL REPORT
OCTOBER 31, 2003


ETF-Ann-1003

[RYDEX INVESTMENTS ESSENTIAL FOR MODERN MARKETS (TM) LOGO]

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS

LETTER FROM THE CEO                                              2

SCHEDULE OF INVESTMENTS                                          3

STATEMENT OF ASSETS AND LIABILITIES                             13

FINANCIAL HIGHLIGHTS                                            16

NOTES TO FINANCIAL STATEMENTS                                   17

INDEPENDENT AUDITORS' REPORT                                    22

TRUSTEES AND OFFICERS                                           23

DEAR SHAREHOLDERS:

The period April 24 through October 31,2003 can be characterized by remarkable resilience in the financial markets and cautious optimism on the economy. Having started the period in a time of high geopolitical uncertainty and weak economic activity, the markets returned double digit gains across the board. Most notable in the rally was the solid outperformance of the technology sector and small-capitalization stocks.

The mutual fund industry was rocked by revelations of trading abuses by corporate executives and fund managers, as well as disclosure of special deals for top customers. The charges and allegations as presented by New York Attorney General Eliot Spitzer represent a serious breach of fiduciary duty and are almost certain to bring regulatory changes to the industry.

Since inception, Rydex S&P Equal Weight ETF (RSP)--which tracks the S&P Equal Weight Index (SPXEW)--has outperformed the S&P 500(R) Index by 9.4%. RSP outperformed the S&P 500 in nine of 10 sectors. SPXEW differs from its well-known counterpart in that the SPXEW is equally-weighted vs. the S&P 500, which is capitalization-weighted. This may benefit shareholders by avoiding domination by a few stocks and providing more exposure to smaller stocks in the S&P 500. Over the long term, the SPXEW has outperformed the S&P 500. In fact, for the 10-year period ending October 31, 2003, the SPXEW was up 11.8% versus 10.4% for the predominantly large-cap S&P 500 Index.

Due in large part to the broad market move and the strength in some of the smaller stocks in the S&P 500, RSP outperformed during the six-month period ended October 31, 2003. Two sectors in particular--information technology and consumer discretionary--provided a significant amount of outperformance. This was driven by less exposure in large-cap stocks such as Microsoft, International Business Machines (IBM), Time Warner, Comcast and Viacom. These individual securities have underperformed the market since inception.

While RSP outperformed the S&P 500 during the period, it also slightly bested the SPXEW. During the period, RSP saw a 25.8% gain; the SPXEW saw a 25.3% gain.

During the period, RSP completed two successful rebalances. Transaction costs were kept to a minimum while there was no capital gain exposure.

Times such as these can be challenging for investors. At Rydex, we acknowledge and appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
Chief Executive Officer
Rydex Investments

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS                                          OCTOBER 31,2003

                                                                          MARKET
                                                           SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.9%

  ADVERTISING AND MARKETING SERVICES 0.6%
  Monster Worldwide, Inc.*                                 11,825   $    301,183
  Omnicom Group, Inc.                                       4,358        347,768
  The Interpublic Group of Cos., Inc.                      22,965        341,719
                                                                    ------------

TOTAL ADVERTISING AND MARKETING SERVICES                                 990,670
                                                                    ------------

  AEROSPACE AND DEFENSE 1.6%
  General Dynamics Corp.                                    4,098        343,003
  Goodrich Corp.                                           13,250        365,965
  Lockheed Martin Corp.                                     7,088        328,600
  Northrop Grumman Corp.                                    3,702        330,959
  Raytheon Co.                                             11,335        300,151
  Rockwell Collins, Inc.                                   13,030        357,674
  The Boeing Co.                                            9,644        371,197
  United Technologies Corp.                                 4,361        369,332
                                                                    ------------

TOTAL AEROSPACE AND DEFENSE                                            2,766,881
                                                                    ------------

  AGRICULTURAL 0.2%
  Monsanto Co.                                             13,670        342,434
                                                                    ------------

TOTAL AGRICULTURAL                                                       342,434
                                                                    ------------

  AIRLINES 0.4%
  Delta Air Lines, Inc.                                    23,674        308,235
  Southwest Airlines Co.                                   18,658        361,966
                                                                    ------------

TOTAL AIRLINES                                                           670,201
                                                                    ------------

  ALUMINUM, STEEL AND OTHER METALS 1.3%
  Alcoa, Inc.                                              12,132        383,007
  Allegheny Technologies, Inc.                             48,547        371,385
  Freeport-McMoRan Copper & Gold, Inc., Class B            10,245        396,994
  Nucor Corp.                                               7,145        391,760
  Phelps Dodge Corp.*                                       6,875        424,463
  United States Steel Corp.                                17,611        416,500
                                                                    ------------

TOTAL ALUMINUM, STEEL AND OTHER METALS                                 2,384,109
                                                                    ------------

  AUTOMOTIVE 2.1%
  AutoNation, Inc.*                                        18,458   $    345,165
  AutoZone, Inc.*                                           3,848        369,793
  Dana Corp.                                               21,943        357,232
  Delphi Corp.                                             36,105        321,335
  Ford Motor Co.                                           29,988        363,754
  General Motors Corp.                                      8,242        351,686
  Harley-Davidson, Inc.                                     7,131        338,081
  Johnson Controls, Inc.                                    3,453        371,300
  Navistar International Corp.*                             8,329        336,741
  PACCAR, Inc.                                              4,286        338,423
  Visteon Corp.                                            49,099        317,180
                                                                    ------------

TOTAL AUTOMOTIVE                                                       3,810,690
                                                                    ------------

  BANKING AND FINANCE 6.0%
  AmSouth Bancorp.                                         15,826        373,810
  Bank of America Corp.                                     4,357        329,956
  Bank One Corp.                                            8,860        376,107
  BB&T Corp.                                                9,242        357,388
  Charter One Financial, Inc.                              10,875        347,565
  Comerica, Inc.                                            7,062        363,552
  Fifth Third Bancorp.                                      5,886        341,153
  First Tennessee National Corp.                            8,313        377,078
  FleetBoston Financial Corp.                              11,170        451,155
  Golden West Financial Corp.                               3,865        388,162
  Huntington Bancshares, Inc.                              16,691        361,527
  J.P. Morgan Chase & Co.                                   9,726        349,163
  KeyCorp.                                                 13,129        370,894
  Marshall & Ilsley Corp.                                  10,543        377,650
  Mellon Financial Corp.                                   10,453        312,231
  National City Corp.                                      11,207        366,021
  North Fork Bancorp., Inc.                                 9,764        380,601
  Northern Trust Corp.                                      7,854        364,818
  Regions Financial Corp.                                   9,862        362,429
  SouthTrust Corp.                                         11,354        361,625
  State Street Corp.                                        7,236        378,877
  SunTrust Banks, Inc.                                      5,526        370,629

* NON-INCOME PRODUCING SECURITY

See Notes to Financial Statements.

                                                                          MARKET
                                                           SHARES          VALUE
--------------------------------------------------------------------------------
  The Bank of New York Co., Inc.                           10,975   $    342,310
  U.S. Bancorp.                                            13,952        379,773
  Union Planters Corp.                                     10,425        346,840
  Wachovia Corp.                                            8,141        373,428
  Washington Mutual, Inc.                                   8,975        392,656
  Wells Fargo & Co.                                         6,680        376,218
  Zions Bancorp.                                            5,984        366,759
                                                                    ------------

TOTAL BANKING AND FINANCE                                             10,640,375
                                                                    ------------

  BEVERAGES, FOOD AND TOBACCO 4.2%
  Adolph Coors Co.                                          6,293        352,723
  Altria Group, Inc.                                        7,741        359,957
  Anheuser-Busch Cos., Inc.                                 6,755        332,751
  Archer-Daniels-Midland Co.                               26,409        378,968
  Brown-Forman Corp., Class B                               4,277        360,893
  Campbell Soup Co.                                        12,398        321,356
  Coca-Cola Enterprises, Inc.                              18,129        365,481
  ConAgra Foods, Inc.                                      15,647        373,024
  General Mills, Inc.                                       7,322        328,392
  H.J. Heinz Co.                                           10,078        356,056
  Hershey Foods Corp.                                       4,725        364,298
  Kellogg Co.                                              10,359        343,194
  McCormick & Co., Inc.                                    12,690        376,132
  McDonald's Corp.                                         14,430        360,894
  PepsiCo, Inc.                                             7,543        360,706
  R.J. Reynolds Tobacco Holdings, Inc.                      8,655        415,699
  SUPER VALU, INC.                                         13,801        348,061
  The Coca-Cola Co.                                         7,994        370,922
  The Pepsi Bottling Group, Inc.                           16,289        363,082
  UST, Inc.                                                 9,885        336,288
  Wm. Wrigley Jr. Co.                                       6,158        347,311
                                                                    ------------

TOTAL BEVERAGES, FOOD AND TOBACCO                                      7,516,188
                                                                    ------------

  BIOSCIENCES 0.5%
  Amgen, Inc.*                                              5,021   $    310,097
  Biogen, Inc.*                                             8,023        324,691
  Chiron Corp.*                                             6,221        339,853
                                                                    ------------

TOTAL BIOSCIENCES                                                        974,641
                                                                    ------------

  BUILDING AND BUILDING PRODUCTS 1.5%
  Ecolab, Inc.                                             12,879        346,316
  Georgia-Pacific Group                                    13,834        363,558
  Louisiana-Pacific Corp.*                                 23,723        451,211
  Masco Corp.                                              13,812        379,830
  The Home Depot, Inc.                                     10,428        386,566
  The Sherwin-Williams Co.                                 11,321        379,706
  Vulcan Materials Co.                                      8,415        372,869
                                                                    ------------

TOTAL BUILDING AND BUILDING PRODUCTS                                   2,680,056
                                                                    ------------

  BUSINESS EQUIPMENT AND SERVICES 0.8%
  Convergys Corp.*                                         17,728        284,712
  Lexmark International, Inc.*                              5,003        368,270
  Pitney Bowes, Inc.                                        8,749        359,584
  Xerox Corp.*                                             32,410        340,305
                                                                    ------------

TOTAL BUSINESS EQUIPMENT AND SERVICES                                  1,352,871
                                                                    ------------

  CHEMICALS 2.2%
  Air Products and Chemicals, Inc.                          7,212        327,497
  Ashland, Inc.                                            10,152        378,060
  duPont (E.I.) de Nemours & Co.                            8,168        329,987
  Eastman Chemical Co.                                     10,028        325,509
  Great Lakes Chemical Corp.                               16,437        353,396
  Hercules, Inc.*                                          28,597        298,839
  PPG Industries, Inc.                                      6,292        362,734
  Praxair, Inc.                                             5,496        382,411
  Rohm and Haas Co.                                         9,690        380,817
  Sigma-Aldrich Corp.                                       6,308        330,855

* NON-INCOME PRODUCING SECURITY

See Notes to Financial Statements.

                                                                          MARKET
                                                           SHARES          VALUE
--------------------------------------------------------------------------------
  The Dow Chemical Co.                                     10,288   $    387,754
                                                                    ------------

TOTAL CHEMICALS                                                        3,857,859
                                                                    ------------

  COMMUNICATIONS, MEDIA AND ENTERTAINMENT 1.6%
  Clear Channel Communications, Inc.                        8,218        335,459
  Comcast Corp., Class A*                                  11,067        375,393
  Gannett Co., Inc.                                         4,420        371,766
  Meredith Corp.                                            7,196        349,150
  The McGraw-Hill Cos., Inc.                                5,757        385,431
  Time Warner, Inc.*                                       21,202        324,179
  Univision Communications, Inc.*                           9,873        335,188
  Viacom, Inc., Class B                                     8,207        327,213
                                                                    ------------

TOTAL COMMUNICATIONS, MEDIA AND ENTERTAINMENT                          2,803,779
                                                                    ------------

  COMPUTER SERVICES 1.8%
  Computer Sciences Corp.*                                  8,785        348,062
  Compuware Corp.*                                         56,678        318,530
  eBay, Inc.*                                               6,284        351,527
  Electronic Data Systems Corp.                            16,359        350,901
  Intuit, Inc.*                                             7,048        352,259
  Network Appliance, Inc.*                                 15,106        372,816
  SunGard Data Systems, Inc.*                              12,240        343,332
  Unisys Corp.*                                            24,779        380,605
  Yahoo!, Inc.*                                             9,279        405,492
                                                                    ------------

TOTAL COMPUTER SERVICES                                                3,223,524
                                                                    ------------

  COMPUTERS - MICRO 1.1%
  Apple Computer, Inc.*                                    15,327        350,835
  Dell Inc.*                                                9,930        358,672
  Gateway, Inc.*                                           51,672        260,427
  Hewlett-Packard Co.                                      16,320        364,098
  International Business Machines Corp.(IBM)                3,700   $    331,076
  Sun Microsystems, Inc.*                                  84,187        333,381
                                                                    ------------

TOTAL COMPUTERS - MICRO                                                1,998,489
                                                                    ------------

  COMPUTERS - SOFTWARE AND PERIPHERALS 3.6%
  Adobe Systems, Inc.                                       8,349        366,020
  Autodesk, Inc.                                           19,165        368,926
  BMC Software, Inc.*                                      23,073        401,009
  Cisco Systems, Inc.*                                     16,413        344,345
  Citrix Systems, Inc.*                                    14,846        375,307
  Computer Associates International, Inc.                  12,648        297,481
  Electronic Arts, Inc.*                                    3,641        360,605
  EMC Corp.*                                               24,832        343,675
  Mercury Interactive Corp.*                                6,772        314,492
  Microsoft Corp.                                          11,525        301,379
  NCR Corp.*                                               11,243        404,073
  NVIDIA Corp.*                                            17,459        308,675
  Parametric Technology Corp.*                             86,508        269,040
  PeopleSoft, Inc.*                                        18,006        373,805
  Siebel Systems, Inc.*                                    33,609        423,136
  Symantec Corp.*                                           5,440        362,576
  VERITAS Software Corp.*                                   9,865        356,620
  Xilinx, Inc.*                                            10,923        346,259
                                                                    ------------

TOTAL COMPUTERS - SOFTWARE AND PERIPHERALS                             6,317,423
                                                                    ------------

  CONGLOMERATES 0.4%
  General Electric Co.                                     10,810        313,598
  Textron, Inc.                                             7,899        392,501
                                                                    ------------

TOTAL CONGLOMERATES                                                      706,099
                                                                    ------------

  CONSUMER GOODS AND SERVICES 2.0%
  American Greetings Corp., Class A*                       17,045        363,570
  Avery Dennison Corp.                                      6,760        355,441

* NON-INCOME PRODUCING SECURITY

See Notes to Financial Statements.

                                                                          MARKET
                                                           SHARES          VALUE
--------------------------------------------------------------------------------
  Brunswick Corp.                                          12,565   $    372,804
  Cendant Corp.*                                           18,205        371,928
  Eastman Kodak Co.                                        12,416        303,323
  Fortune Brands, Inc.                                      5,902        384,515
  Hasbro, Inc.                                             18,263        398,133
  Mattel, Inc.                                             17,620        341,123
  Sara Lee Corp.                                           18,282        364,360
  Tupperware Corp.                                         20,656        310,873
                                                                    ------------

TOTAL CONSUMER GOODS AND SERVICES                                      3,566,070
                                                                    ------------

  CONTAINERS AND PACKAGING 0.8%
  Ball Corp.                                                6,392        359,230
  Bemis Co., Inc.                                           7,643        353,412
  Pactiv Corp.*                                            17,003        374,916
  Sealed Air Corp.*                                         6,907        367,660
                                                                    ------------

TOTAL CONTAINERS AND PACKAGING                                         1,455,218
                                                                    ------------

  DATA PROCESSING SYSTEMS 0.7%
  Automatic Data Processing, Inc.                           8,850        333,999
  First Data Corp.                                          8,116        289,741
  Fiserv, Inc.*                                             9,036        319,152
  Paychex, Inc.                                             9,834        382,739
                                                                    ------------

TOTAL DATA PROCESSING SYSTEMS                                          1,325,631
                                                                    ------------

  EDUCATION 0.2%
  Apollo Group, Inc., Class A*                              5,065        321,779
                                                                    ------------

TOTAL EDUCATION                                                          321,779
                                                                    ------------

  ELECTRONIC EQUIPMENT AND COMPONENTS 6.3%
  Advanced Micro Devices, Inc.*                            27,221        413,759
  Agilent Technologies, Inc.*                              13,785        343,522
  Altera Corp.*                                            16,114        325,986
  American Power Conversion Corp.*                         18,718        378,665
  Analog Devices, Inc.*                                     8,376        371,308
  Applied Materials, Inc.*                                 16,862        394,065
  Applied Micro Circuits Corp.*                            61,858   $    360,014
  Cooper Industries, Inc., Class A                          6,868        363,317
  Emerson Electric Co.                                      6,216        352,758
  Intel Corp.                                              11,890        392,965
  International Game Technology                            12,253        401,286
  Jabil Circuit, Inc.*                                     11,776        327,962
  KLA-Tencor Corp.*                                         6,090        349,140
  Linear Technology Corp.                                   8,889        378,760
  LSI Logic Corp.*                                         28,860        266,666
  Maxim Integrated Products, Inc.                           7,971        396,238
  Micron Technology, Inc.*                                 23,755        340,647
  Molex, Inc.                                              11,203        351,662
  National Semiconductor Corp.*                             9,615        390,657
  Novellus Systems, Inc.*                                   8,917        368,183
  PMC - Sierra, Inc.*                                      24,445        444,167
  Power-One, Inc.*                                         28,362        256,960
  QLogic Corp.*                                             6,757        378,730
  Rockwell Automation, Inc.                                12,090        375,395
  Sanmina-SCI Corp.*                                       32,904        347,137
  Solectron Corp.*                                         51,517        285,404
  Symbol Technologies, Inc.                                28,292        353,367
  Tektronix, Inc.                                          13,446        345,159
  Teradyne, Inc.*                                          15,689        357,395
  Texas Instruments, Inc.                                  14,281        413,007
  Thomas & Betts Corp.                                     19,724        351,087
                                                                    ------------

TOTAL ELECTRONIC EQUIPMENT AND COMPONENTS                             11,175,368
                                                                    ------------

  FINANCIAL SERVICES 6.1%
  Ambac Financial Group, Inc.                               5,198        367,707
  American Express Co.                                      7,336        344,278
  Capital One Financial Corp.                               5,603        340,662
  Citigroup, Inc.                                           7,346        348,200

* NON-INCOME PRODUCING SECURITY

See Notes to Financial Statements.

                                                                          MARKET
                                                           SHARES          VALUE
--------------------------------------------------------------------------------
  Concord EFS, Inc.*                                       24,138   $    258,035
  Countrywide Financial Corp.                               4,465        469,362
  Deluxe Corp.                                              8,191        330,671
  Equifax, Inc.                                            14,910        364,400
  Fannie Mae                                                4,966        356,013
  Federated Investors, Inc., Class B                       11,618        321,238
  Franklin Resources, Inc.                                  7,404        351,098
  Freddie Mac                                               6,280        352,496
  H&R Block, Inc.                                           8,168        384,631
  Janus Capital Group, Inc.                                22,889        323,650
  John Hancock Financial Services, Inc.                    10,830        382,841
  Lehman Brothers Holdings, Inc.                            4,886        351,792
  Marsh & McLennan Cos., Inc.                               6,959        297,497
  MBIA, Inc.                                                6,061        361,296
  MBNA Corp.                                               14,216        351,846
  Merrill Lynch & Co., Inc.                                 6,014        356,029
  MGIC Investment Corp.                                     6,256        320,995
  Moody's Corp.                                             6,374        368,608
  Morgan Stanley                                            6,590        361,593
  PNC Financial Services Group                              7,056        377,990
  Providian Financial Corp.*                               29,128        323,612
  SLM Corp.                                                 8,705        340,888
  Synovus Financial Corp.                                  12,932        356,923
  T. Rowe Price Group, Inc.                                 7,825        321,999
  The Bear Stearns Cos., Inc.                               4,530        345,413
  The Charles Schwab Corp.                                 27,503        372,941
  The Goldman Sachs Group, Inc.                             3,683        345,834
                                                                    ------------

TOTAL FINANCIAL SERVICES                                              10,850,538
                                                                    ------------

  FOREST AND PAPER PRODUCTS 1.0%
  Boise Cascade Corp.                                      11,968        335,702
  International Paper Co.                                   8,427   $    331,602
  Mead Westvaco Corp.                                      12,620        327,110
  Temple-Inland, Inc.                                       6,679        360,867
  Weyerhaeuser Co.                                          5,672        341,625
                                                                    ------------

TOTAL FOREST AND PAPER PRODUCTS                                        1,696,906
                                                                    ------------

  HEALTH AND MEDICAL FACILITIES 0.2%
  Quest Diagnostics, Inc.*                                  5,393        364,836
                                                                    ------------

TOTAL HEALTH AND MEDICAL FACILITIES                                      364,836
                                                                    ------------

  HEALTH CARE PRODUCTS AND SERVICES 5.6%
  Abbott Laboratories                                       7,942        338,488
  Allergan, Inc.                                            4,309        325,847
  Anthem, Inc.*                                             4,621        316,215
  Applera Corp.- Applied Biosystems Group                  16,297        376,135
  Bausch & Lomb, Inc.                                       7,762        373,818
  Baxter International, Inc.                               11,452        304,394
  Becton, Dickinson & Co.                                   9,083        332,074
  Biomet, Inc.                                              9,887        354,548
  Boston Scientific Corp.*                                  5,045        341,647
  C.R. Bard, Inc.                                           4,791        383,520
  Cardinal Health, Inc.                                     5,890        349,513
  Genzyme Corp.*                                            6,979        320,336
  Guidant Corp.                                             7,198        367,170
  HCA, Inc.                                                 9,559        365,632
  Health Management Associates, Inc., Class A              15,739        348,619
  Humana, Inc.*                                            19,294        391,475
  IMS Health, Inc.                                         16,437        386,763
  Johnson & Johnson                                         6,861        345,314
  Manor Care, Inc.                                         11,985        398,861
  McKesson Corp.                                            9,759        295,405
  Medtronic, Inc.                                           7,127        324,777
  St. Jude Medical, Inc.*                                   5,950        346,052
  Stryker Corp.                                             4,534        367,753
  Tenet Healthcare Corp.*                                  22,326        308,099
  UnitedHealth Group, Inc.                                  6,909        351,530

* NON-INCOME PRODUCING SECURITY

See Notes to Financial Statements.

                                                                          MARKET
                                                           SHARES          VALUE
--------------------------------------------------------------------------------
   WellPoint Health Networks, Inc.*                         4,454   $    395,961
   Wyeth                                                    7,274        321,074
   Zimmer Holdings, Inc.*                                   6,429        410,233
                                                                    ------------

TOTAL HEALTH CARE PRODUCTS AND SERVICES                                9,841,253
                                                                    ------------
   HOMEBUILDERS 0.7%
   Centex Corp.                                             4,517        440,408
   KB HOME                                                  5,860        401,351
   Pulte Homes, Inc.                                        5,035        435,578
                                                                    ------------

TOTAL HOMEBUILDERS                                                     1,277,337
                                                                    ------------
   HOTELS AND GAMING 0.8%
   Harrah's Entertainment, Inc.*                            8,070        351,045
   Hilton Hotels Corp.                                     21,307        337,503
   Marriott International, Inc., Class A                    8,050        347,760
   Starwood Hotels & Resorts Worldwide, Inc.               10,022        338,042
                                                                    ------------

TOTAL HOTELS AND GAMING                                                1,374,350
                                                                    ------------
   HOUSEHOLD AND PERSONAL CARE PRODUCTS 2.2%
   Alberto-Culver Co., Class B                              5,908        374,566
   Avon Products, Inc.                                      5,300        360,188
   Colgate-Palmolive Co.                                    6,236        331,693
   International Flavors & Fragrances, Inc.                10,415        344,737
   Kimberly-Clark Corp.                                     6,760        356,996
   Leggett & Platt, Inc.                                   15,206        317,653
   Maytag Corp.                                            13,109        332,969
   The Clorox Co.                                           7,510        340,203
   The Gillette Co.                                        10,653        339,831
   The Procter & Gamble Co.                                 3,725        366,130
   Whirlpool Corp.                                          4,973        350,447
                                                                    ------------

TOTAL HOUSEHOLD AND PERSONAL CARE PRODUCTS                             3,815,413
                                                                    ------------
   HUMAN RESOURCES 0.2%
   Robert Half International, Inc.*                        15,790   $    372,802
                                                                    ------------

TOTAL HUMAN RESOURCES                                                    372,802
                                                                    ------------
   INSURANCE 4.6%
   ACE Ltd.                                                10,297        370,692
   Aetna US Healthcare                                      5,700        327,237
   AFLAC, Inc.                                             11,384        415,288
   American International Group, Inc.                       5,719        347,887
   Aon Corp.                                               15,812        346,283
   CIGNA Corp.                                              7,321        417,662
   Cincinnati Financial Corp.                               8,317        340,332
   Jefferson-Pilot Corp.                                    7,484        357,286
   Lincoln National Corp.                                   9,400        375,342
   Loews Corp.                                              8,171        351,353
   MetLife, Inc.                                           12,048        378,307
   Principal Financial Group, Inc.                         10,770        337,640
   Prudential Financial, Inc.                               9,156        353,788
   SAFECO Corp.                                             9,561        350,889
   The Allstate Corp.                                       9,209        363,756
   The Chubb Corp.                                          5,338        356,632
   The Hartford Financial Services Group, Inc.              6,247        342,960
   The Progressive Corp.                                    4,783        352,985
   The St. Paul Cos., Inc.                                  8,982        342,484
   Torchmark Corp.                                          8,285        363,546
   Travelers Property Casualty Corp., Class B              21,412        350,514
   UnumProvident Corp.                                     22,768        372,712
   XL Capital Ltd., Class A                                 4,468        310,526
                                                                    ------------

TOTAL INSURANCE                                                        8,226,101
                                                                    ------------
   MACHINERY AND ENGINEERING 1.2%
   Caterpillar, Inc.                                        4,849        355,335
   Cummins, Inc.                                            7,218        342,133
   Deere & Co.                                              6,199        375,783
   Eaton Corp.                                              3,633        364,172
   Fluor Corp.                                              9,192        340,839

* NON-INCOME PRODUCING SECURITY

See Notes to Financial Statements.

                                                                          MARKET
                                                           SHARES          VALUE
--------------------------------------------------------------------------------
   Ingersoll-Rand Co., Class A                              6,084   $    367,474
                                                                    ------------

TOTAL MACHINERY AND ENGINEERING                                        2,145,736
                                                                    ------------
   MANUFACTURING 3.1%
   3M Co.                                                   4,862        383,466
   American Standard Cos., Inc.*                            4,073        389,785
   Cintas Corp.                                             8,497        362,482
   Crane Co.                                               13,763        386,740
   Danaher Corp.                                            4,548        376,802
   Dover Corp.                                              9,286        362,340
   Honeywell International, Inc.                           12,341        377,758
   Illinois Tool Works, Inc.                                4,785        351,937
   ITT Industries, Inc.                                     5,427        368,982
   Newell Rubbermaid, Inc.                                 15,389        350,869
   Pall Corp.                                              15,689        367,123
   Parker-Hannifin Corp.                                    7,352        374,731
   Tyco International Ltd.                                 15,761        329,090
   Waters Corp.*                                           11,817        371,408
   Worthington Industries, Inc.                            26,470        385,933
                                                                    ------------

TOTAL MANUFACTURING                                                    5,539,446
                                                                    ------------
   MINING 0.2%
   Newmont Mining Corp.                                     8,489        371,648
                                                                    ------------

TOTAL MINING                                                             371,648
                                                                    ------------
   NETWORKING PRODUCTS 0.6%
   CIENA Corp.*                                            50,775        325,468
   Novell, Inc.*                                           61,747        362,455
   Oracle Corp.*                                           28,503        340,896
                                                                    ------------

TOTAL NETWORKING PRODUCTS                                              1,028,819
                                                                    ------------
   OIL AND GAS 5.6%
   Amerada Hess Corp.                                       7,018        362,269
   Anadarko Petroleum Corp.                                 7,917        345,340
   Apache Corp.                                             5,114        356,548
   Baker Hughes, Inc.                                      10,909        308,288
   BJ Services Co.*                                        10,101        331,414
   Burlington Resources, Inc.                               7,294   $    354,780
   ChevronTexaco Corp.                                      4,770        354,411
   ConocoPhillips                                           6,163        352,215
   Devon Energy Corp.                                       7,066        342,701
   Dynegy, Inc., Class A*                                  88,732        355,815
   El Paso Corp.                                           43,692        320,699
   Engelhard Corp.                                         12,060        344,675
   EOG Resources, Inc.                                      8,337        351,321
   Exxon Mobil Corp.                                        9,331        341,328
   Halliburton Co.                                         14,164        338,236
   Kerr-McGee Corp.                                         7,769        322,414
   Marathon Oil Corp.                                      12,175        360,015
   Nabors Industries, Ltd.*                                 9,354        353,581
   NICOR, Inc.                                              9,639        330,329
   Noble Corp.*                                            10,384        356,483
   Occidental Petroleum Corp.                               9,865        347,840
   Peoples Energy Corp.                                     8,174        330,638
   Rowan Cos., Inc.*                                       14,263        341,599
   Schlumberger Ltd.                                        6,769        317,940
   Sempra Energy                                           11,614        322,869
   Sunoco, Inc.                                             8,736        382,288
   The Williams Cos., Inc.                                 37,195        379,389
   Transocean, Inc.                                        17,801        341,601
   Unocal Corp.                                            10,827        342,999
                                                                    ------------

TOTAL OIL AND GAS                                                      9,990,025
                                                                    ------------
   PHARMACEUTICALS 2.3%
   AmerisourceBergen Corp.                                  6,295        357,367
   Bristol-Myers Squibb Co.                                12,667        321,362
   Eli Lilly & Co.                                          5,733        381,932
   Express Scripts, Inc., Class A*                          5,792        318,097
   Forest Laboratories, Inc.*                               7,054        352,771
   King Pharmaceuticals, Inc.*                             20,970        280,998
   Medco Health Solutions, Inc.*                           14,263        473,532
   MedImmune, Inc.*                                         9,599        255,909
   Merck & Co., Inc.                                        6,601        292,094

* NON-INCOME PRODUCING SECURITY

See Notes to Financial Statements.

                                                                          MARKET
                                                           SHARES          VALUE
--------------------------------------------------------------------------------
   Pfizer, Inc.                                            10,975   $    346,810
   Schering-Plough Corp.                                   20,731        316,562
   Watson Pharmaceuticals, Inc.*                            7,818        307,013
                                                                    ------------

TOTAL PHARMACEUTICALS                                                  4,004,447
                                                                    ------------
   PUBLISHING 1.0%
   Dow Jones & Co., Inc.                                    7,172        372,729
   Knight-Ridder, Inc.                                      5,017        367,846
   R.R. Donnelley & Sons Co.                               13,946        362,596
   The New York Times Co., Class A                          7,863        373,729
   Tribune Co.                                              7,423        364,098
                                                                    ------------

TOTAL PUBLISHING                                                       1,840,998
                                                                    ------------
   REAL ESTATE INVESTMENT TRUSTS 1.2%
   Apartment Investment & Management Co., Class A           8,850        361,965
   Equity Office Properties Trust                          12,502        350,181
   Equity Residential                                      11,732        343,161
   Plum Creek Timber Co., Inc.                             13,174        347,135
   ProLogis                                                11,486        339,296
   Simon Property Group, Inc.                               8,031        362,038
                                                                    ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                                    2,103,776
                                                                    ------------
   RESORTS AND ENTERTAINMENT 0.2%
   The Walt Disney Co.                                     16,854        381,575
                                                                    ------------

TOTAL RESORTS AND ENTERTAINMENT                                          381,575
                                                                    ------------
   RETAIL - APPAREL AND SHOES 1.7%
   Jones Apparel Group, Inc.                               10,760        371,220
   Limited Brands                                          21,294        374,774
   Liz Claiborne, Inc.                                      9,803        361,633
   NIKE, Inc., Class B                                      5,612        358,607
   Nordstrom, Inc.                                         13,368        407,591
   Reebok International Ltd.                               10,051        391,486
   The GAP, Inc.                                           18,800   $    358,704
   V.F. Corp.                                               8,612        365,579
                                                                    ------------

TOTAL RETAIL - APPAREL AND SHOES                                       2,989,594
                                                                    ------------
   RETAIL - DEPARTMENT STORES 1.2%
   Dillard's, Inc., Class A                                22,384        361,949
   Federated Department Stores, Inc.                        7,744        368,227
   J.C. Penney Co., Inc. (Holding Co.)                     15,226        360,095
   Kohl's Corp.*                                            6,005        336,700
   Sears, Roebuck & Co.                                     7,530        396,305
   The May Department Stores Co.                           13,291        371,616
                                                                    ------------

TOTAL RETAIL - DEPARTMENT STORES                                       2,194,892
                                                                    ------------
   RETAIL - DISCOUNT STORES 1.4%
   Big Lots, Inc.*                                         19,803        297,243
   Costco Wholesale Corp.*                                 10,588        374,497
   Dollar General Corp.                                    16,114        362,082
   Family Dollar Stores, Inc.                               8,273        360,786
   Target Corp.                                             8,796        349,553
   The TJX Cos., Inc.                                      16,837        353,409
   Wal-Mart Stores, Inc.                                    5,937        349,986
                                                                    ------------

TOTAL RETAIL - DISCOUNT STORES                                         2,447,556
                                                                    ------------
   RETAIL - FOOD STORES 0.7%
   Albertson's, Inc.                                       16,343        331,599
   Safeway, Inc.*                                          14,222        300,084
   The Kroger Co.*                                         19,007        332,433
   Winn-Dixie Stores, Inc.                                 33,840        273,766
                                                                    ------------

TOTAL RETAIL - FOOD STORES                                             1,237,882
                                                                    ------------
   RETAIL - RESTAURANTS 0.8%
   Darden Restaurants, Inc.                                15,409        322,819
   Starbucks Corp.*                                        11,825        373,670
   Wendy's International, Inc.                             10,543        390,618
   Yum! Brands, Inc.*                                      11,317        386,362
                                                                    ------------

TOTAL RETAIL - RESTAURANTS                                             1,473,469
                                                                    ------------

 * NON-INCOME PRODUCING SECURITY.

See Notes to Financial Statements.

                                                                          MARKET
                                                           SHARES          VALUE
--------------------------------------------------------------------------------
   RETAIL - SPECIALTY STORES 2.3%
   Bed Bath & Beyond, Inc.*                                 8,331   $    351,901
   Best Buy Co., Inc.                                       6,710        391,260
   Circuit City Stores-Circuit City Group                  30,411        290,121
   CVS Corp.                                               11,000        386,980
   Lowe's Cos., Inc.                                        6,404        377,388
   Office Depot, Inc.*                                     23,228        346,794
   RadioShack Corp.                                        11,780        353,282
   Staples, Inc.*                                          14,234        381,756
   Tiffany & Co.                                            8,629        409,446
   Toys "R" Us, Inc.*                                      26,288        341,744
   Walgreen Co.                                            10,585        368,570
                                                                    ------------

TOTAL RETAIL - SPECIALTY STORES                                        3,999,242
                                                                    ------------
   RETAIL AND WHOLESALE DISTRIBUTION 0.6%
   Genuine Parts Co.                                       10,479        333,442
   SYSCO Corp.                                             10,288        346,294
   W.W. Grainger, Inc.                                      6,835        312,906
                                                                    ------------

TOTAL RETAIL AND WHOLESALE DISTRIBUTION                                  992,642
                                                                    ------------
   TELECOMMUNICATIONS 4.8%
   ADC Telecommunications, Inc.*                          127,840        325,992
   ALLTEL Corp.                                             7,276        343,937
   Andrew Corp.*                                           24,994        326,922
   AT&T Corp.                                              15,341        285,189
   AT&T Wireless Services, Inc.*                           39,268        284,693
   Avaya, Inc.*                                            32,563        421,364
   BellSouth Corp.                                         13,573        357,106
   Broadcom Corp., Class A*                                13,050        416,947
   CenturyTel, Inc.                                        10,013        357,965
   Citizens Communications Co.*                            29,859        371,745
   Comverse Technology, Inc.*                              21,791        393,110
   Corning, Inc.*                                          34,517        378,997
   JDS Uniphase Corp.*                                     83,982        298,136
   Lucent Technologies, Inc.*                             149,423        478,153
   Motorola, Inc.                                          31,124   $    421,107
   Nextel Communications, Inc.*                            17,241        417,231
   QUALCOMM, Inc.                                           7,647        363,233
   Qwest Communications International, Inc.*               85,437        301,593
   SBC Communications, Inc.                                14,466        346,895
   Scientific-Atlanta, Inc.                                10,140        300,144
   Sprint Corp. (FON Group)                                21,426        342,816
   Sprint Corp. (PCS Group)*                               56,585        246,145
   Tellabs, Inc.*                                          46,022        346,546
   Verizon Communications, Inc.                             9,792        329,011
                                                                    ------------

TOTAL TELECOMMUNICATIONS                                               8,454,977
                                                                    ------------
   TIRE AND RUBBER 0.4%
   Cooper Tire & Rubber Co.                                19,038        374,287
   The Goodyear Tire & Rubber Co.*                         42,931        294,507
                                                                    ------------

TOTAL TIRE AND RUBBER                                                    668,794
                                                                    ------------
   TOOLS AND INSTRUMENTS 1.2%
   Millipore Corp.*                                         7,057        309,449
   Perkin Elmer, Inc.                                      20,388        367,188
   Snap-on, Inc.                                           11,805        346,359
   The Black & Decker Corp.                                 8,179        391,039
   The Stanley Works                                       11,595        386,577
   Thermo Electron Corp.*                                  15,033        330,425
                                                                    ------------

TOTAL TOOLS AND INSTRUMENTS                                            2,131,037
                                                                    ------------
   TRANSPORTATION 1.4%
   Burlington Northern Santa Fe Corp.                      11,740        339,756
   CSX Corp.                                               10,996        349,893
   FedEx Corp.                                              5,210        394,709
   Norfolk Southern Corp.                                  17,611        354,862
   Ryder System, Inc.                                      11,116        333,480
   Union Pacific Corp.                                      5,701        356,883

* NON-INCOME PRODUCING SECURITY

See Notes to Financial Statements.

                                                                          MARKET
                                                           SHARES          VALUE
--------------------------------------------------------------------------------
   United Parcel Service, Inc., Class B                     5,350   $    387,981
                                                                    ------------

TOTAL TRANSPORTATION                                                   2,517,564
                                                                    ------------
   TRAVEL SERVICES 0.4%
   Carnival Corp.                                           9,834        343,305
   Sabre Holdings Corp.                                    13,589        297,735
                                                                    ------------

TOTAL TRAVEL SERVICES                                                    641,040
                                                                    ------------
   UTILITIES - GAS AND ELECTRIC 5.9%
   Allegheny Energy, Inc.                                  36,295        384,001
   Ameren Corp.                                             8,106        361,933
   American Electric Power Co., Inc.                       11,634        327,962
   Calpine Corp.*                                          64,039        295,220
   CenterPoint Energy, Inc.                                38,140        374,153
   Cinergy Corp.                                            9,704        352,352
   CMS Energy Corp.*                                       44,538        361,649
   Consolidated Edison, Inc.                                8,415        340,555
   Constellation Energy Group, Inc.                         9,359        340,387
   Dominion Resources, Inc.                                 5,574        343,358
   DTE Energy Co.                                           9,601        354,085
   Duke Energy Corp.                                       18,607        337,717
   Edison International*                                   18,167        358,072
   Entergy Corp.                                            6,312        340,217
   Exelon Corp.                                             5,470        347,072
   FirstEnergy Corp.                                       10,871        373,854
   FPL Group, Inc.                                          5,518        351,717
   KeySpan Corp.                                            9,862        344,874
   Kinder Morgan, Inc.                                      6,550        350,753
   NiSource, Inc.                                          17,258        357,413
   PG&E Corp.*                                             14,675        358,804
   Pinnacle West Capital Corp.                              9,439        345,090
   PPL Corp.                                                8,323        332,254
   Progress Energy, Inc.                                    7,953        342,774
   Public Service Enterprise Group, Inc.                    8,228        336,278
   TECO Energy, Inc.                                       26,511        348,089
   The AES Corp.*                                          46,145        403,769
   The Southern Co.                                        11,797   $    351,551
   TXU Corp.                                               14,776        337,188
   Xcel Energy, Inc.                                       22,413        367,573
                                                                    ------------

TOTAL UTILITIES - GAS AND ELECTRIC                                    10,520,714
                                                                    ------------
   WASTE MANAGEMENT 0.4%
   Allied Waste Industries, Inc.*                          29,376        331,361
   Waste Management, Inc.                                  12,942        335,457
                                                                    ------------

TOTAL WASTE MANAGEMENT                                                   666,818
                                                                    ------------
TOTAL INVESTMENTS
   (Cost $158,842,584)--99.9%                                        177,042,582
   Other assets less liabilities--0.1%                                    92,716
                                                                    ------------
   NET ASSETS 100.0%                                                $177,135,298
                                                                    ============

* NON-INCOME PRODUCING SECURITY

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 2003

ASSETS
Investments at Market Value, (Cost $158,842,584)                              $    177,042,582
Cash                                                                                    10,387
Receivables:
   Dividends                                                                           156,958
   Investments Sold                                                                      1,174
                                                                              ----------------
      TOTAL ASSETS                                                                 177,211,101
                                                                              ----------------

LIABILITIES
Payables:
   Accrued Management Fees                                                              75,803
                                                                              ----------------
NET ASSETS                                                                    $    177,135,298
                                                                              ================

NET ASSETS CONSIST OF
Paid-in Capital                                                               $    159,129,282
Undistributed Net Investment Income                                                    153,264
Accumulated Net Realized Loss on Investments                                          (347,246)
Net Unrealized Appreciation on Investments                                          18,199,998
                                                                              ----------------
NET ASSETS                                                                    $    177,135,298
                                                                              ================

Shares Outstanding (Unlimited Shares Authorized)                                     1,401,000
                                                                              ----------------
Net Asset Value, Offering Price and Repurchase Price Per Share                $         126.43
                                                                              ================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                                                FOR THE PERIOD
                                                                               APRIL 24, 2003*
                                                                                       THROUGH
                                                                              OCTOBER 31, 2003
                                                                              ----------------
INVESTMENT INCOME
   Dividends                                                                  $      1,144,540
   Interest                                                                                 63
                                                                              ----------------
      Total Income                                                                   1,144,603
                                                                              ----------------

EXPENSES
   Advisory Fee                                                                        298,200
                                                                              ----------------
Net Investment Income                                                                  846,403
                                                                              ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
   Investments                                                                        (360,183)
   In-kind Redemptions                                                              11,214,201
                                                                              ----------------
      Net Realized gain                                                             10,854,018
Net Unrealized Appreciation on Investments                                          18,199,998
                                                                              ----------------
      Net Realized and Unrealized Gain on Investments                               29,054,016
                                                                              ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $     29,900,419
                                                                              ================

* COMMENCEMENT OF INVESTMENT OPERATIONS.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE PERIOD
                                                                               APRIL 24, 2003*
                                                                                       THROUGH
                                                                              OCTOBER 31, 2003
                                                                              ----------------
OPERATIONS
   Net Investment Income                                                      $        846,403
   Net Realized Gain                                                                10,854,018
   Net Unrealized Appreciation on Investments                                       18,199,998
                                                                              ----------------
   Net Increase in Net Assets Resulting From Operations                             29,900,419
                                                                              ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net Investment Income                                                              (679,052)
                                                                              ----------------

CAPITAL STOCK TRANSACTIONS
   Proceeds From Capital Stock Sold                                                202,657,673
   Value of Capital Stock Repurchased                                              (54,743,742)
                                                                              ----------------
   Net Increase in Net Assets Resulting From Capital Stock Transactions            147,913,931
                                                                              ----------------
      Increase in Net Assets                                                       177,135,298

NET ASSETS--BEGINNING OF PERIOD                                                             --
                                                                              ----------------
NET ASSETS--END OF PERIOD                                                     $    177,135,298
                                                                              ----------------

CHANGES IN CAPITAL STOCK OUTSTANDING
   Shares Sold                                                                       1,851,000
   Shares Repurchased                                                                 (450,000)
   Shares Outstanding, Beginning of Period                                                  --
                                                                              ----------------
   Shares Outstanding, End of Period                                                 1,401,000
                                                                              ================

* COMMENCEMENT OF INVESTMENT OPERATIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                FOR THE PERIOD
                                                                               APRIL 24, 2003*
                                                                                       THROUGH
                                                                              OCTOBER 31, 2003
                                                                              ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD                                        $         101.03
                                                                              ----------------
Net Investment Income**                                                                   0.70
Net Realized and Unrealized Gain on Investments                                          25.32
                                                                              ----------------
TOTAL FROM INVESTMENT OPERATIONS                                                         26.02
                                                                              ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                                                    (0.62)
                                                                              ----------------
Net Asset Value at End of Period                                              $         126.43
                                                                              ================
TOTAL RETURN                                                                             25.77%***

RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted)                                   $        177,135

RATIO TO AVERAGE NET ASSETS OF:
Expenses                                                                                  0.40%****
Net Investment Income                                                                     1.13%****
Portfolio Turnover Rate                                                                     42%

    * COMMENCMENT OF INVESTMENT OPERATIONS.
   ** BASED ON AVERAGE SHARES OUTSTANDING.
  *** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE
      AT THE NET ASSETS VALUE AT THE BEGINNING OF THE PERIOD,REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD,AND REDEMPTION ON THE LAST DAY OF THE PERIOD.TOTAL INVESTMENT RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED AND DO NOT INCLUDE TRANSACTION FEES.
 **** ANNUALIZED.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Rydex ETF Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end management investment company that was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of one series, Rydex S&P Equal Weight ETF (the "Fund"). The Fund commenced operations on April 24, 2003.

The Fund's investment objective is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Equal Weight Index (the "Underlying Index"), an index representing publicly traded equity securities. The Fund seeks to achieve its objective by investing in common stocks that comprise the Underlying Index. The Fund uses a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with services providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

A.  SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price.

The market value of a written call option or a purchased put option is the last reported sale price on the principal exchange on which such option is traded or, if no sales are reported, the average between the last reported bid and asked prices.

Securities for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Board of Trustees. In determining fair value, consideration is given to cost, operating and other financial data.

B.  INCOME RECOGNITION

Interest income is recorded on the accrual basis. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C.  FUTURES AND PURCHASED OPTIONS

The Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur up on the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. The Fund may enter into futures and option contracts for the purpose of either hedging its exposure to the market fluctuations of the portfolio or an individual security position. As of October 31, 2003, the Fund had not entered into any futures or options transactions.

The risk associated with purchasing option is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that it may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, in varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

D.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

E.  FEDERAL INCOME TAXES

The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for in-kind redemptions, futures and options, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

For the period ended October 31, 2003, the Fund realized net capital gains resulting from in-kind redemptions of large block of 50,000 or more or multiples thereof ("Creation Units"). Because such gains are not taxable to the Fund, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Fund's tax year. These reclassifications have no effect on net assets or net assets values per shares. The in-kind gains for the period ended October 31, 2003 are disclosed in the Fund's Statement of Operations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year and differences in the treatment of certain swap contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributable earnings at October 31, 2003 were as follows:

Net Unrealized Appreciation                                                         18,185,439
Undistributed Ordinary Income                                                          149,629
Undistributed Long-term Capital Gains                                                       --
Capital Loss Carryforwards                                                            (329,052)
Paid-in Capital                                                                    159,129,282
                                                                              ----------------
Net Assets                                                                         177,135,298

The tax character of distributions paid during 2003 were as follows:

Ordinary Income                                                                        679,052
Long-term Capital Gain                                                                      --
Return of Capital                                                                           --
                                                                              ----------------
Total Distributions                                                                    679,052
Tax Cost Basis of Securities                                                       158,857,143
                                                                              ================

F.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and pays income dividends and capital gain distributions, if any, quarterly and are recorded on the ex-dividend date.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Global Advisors (the "Advisor"), has agreed to bear the initial costs of organization of the Trust. The Advisor is responsible for determining the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and for periodically adjusting the composition of the portfolio of the Trust to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate of 0.40% of the average daily net assets of the Fund.

Under an Administration Agreement with the Trust, The Bank of New York (the "Administrator") provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services. Under a Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Fund. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and takes (expected to be deminimus), brokerage commissions and other expenses connected with the execution of portfolio transactions, any future distribution fees or expenses and extraordinary expenses.

The Fund has adopted a Distribution Plan (the "Plan") that allows the Fund to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the fund and no such fee will be charged prior to January 1, 2005.

4.  CAPITAL

At October 31, 2003, there were an unlimited number of no par value shares of beneficial interest authorized. Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50, 000. There is a minimum transaction fee of $2,000 per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments, U.S government and government agency obligations) aggregated $207,701,556 and $59,712,990, respectively, for the period ended October 31, 2003. There were no purchases or sales of U.S. government or government agency obligations for the period ended October 31, 2003.

At October 31, 2003, gross unrealized appreciation of investments was $20,044,038 and gross unrealized depreciation of investments was $1,844,040, resulting in net unrealized appreciation of $18,199,998.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Rydex S&P Equal Weight ETF:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Rydex S&P Equal Weight ETF (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 12, 2003

TRUSTEES AND OFFICERS

MEMBERS OF THE BOARD. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ALBERT P. VIRAGH, JR. (61)
Chairman of the Board of Trustees and President of Rydex ETF Trust, a registered mutual fund, 2002 to present; Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment advisor, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Fund Services, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment advisor, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment advisor, 1985 to 1993.

COREY A. COLEHOUR (57)
Trustee of Rydex ETF Funds, 2003 to present; Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present. This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, in as much as this person is affiliated with the Advisor, as described herein.

J. KENNETH DALTON (61)
Trustee of Rydex ETF Funds, 2003 to present; Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O. DEMARET (62)
Trustee of Rydex ETF Funds, 2003 to present; Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T. MCCARVILLE (60)
Trustee of Rydex ETF Funds, 2003 to present; Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (58)
Trustee of Rydex ETF Funds, 2003 to present; Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present.

The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 207-3390.

INVESTMENT ADVISOR
Rydex Global Advisors

ADMINISTRATOR
The Bank of New York

CUSTODIAN
The Bank of New York

TRANSFER AGENT
The Bank of New York

DISTRIBUTOR
Rydex Distributors, Inc.

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 800-820-0888. This information is also be available from the EDGAR database on the SEC's website at http://www.sec.gov.

[RYDEX INVESTMENTS ESSENTIAL FOR MODERN MARKETS (TM) LOGO]

       9601 Blackwell Road
       Suite 500
       Rockville,  MD 20850
       800.820.0888
       www.rydexfunds.com

Item 2. Code of Ethics.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the Securities and Exchange Commission, and is available to the public.

Item 3. Audit Committee Financial Expert.

Although the audit committee has not determined that any of its members is an "audit committee financial expert" as defined by the rule, the audit committee members collectively have many years of experience in business and finance, including working with fund financial statements and auditors.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Items 5. Audit Committee of Listed Registrants.

The Rydex S&P Equal Weight ETF has a separately designated Audit Committee, which consists of the independent trustees. The audit committee members are J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, Corey A. Colehour, and Roger Somers.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures.

a) Based on their evaluation on December 20, 2003, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex S&P Equal Weight ETF (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or Rydex Global Advisors ("RGA"), the investment adviser, and The Bank of New York ("BNY"), administrator of the Fund, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or RGA, or BNY, on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of RGA, or BNY, or RD, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the RGA's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the RGA's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the RGA during such period.

Item 10. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.